Transactions with related parties (Details) € in Thousands		12 Months Ended
		Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)		Dec. 31, 2016 EUR (€)		Dec. 31, 2016 USD ($)
Disclosure of Transactions with Related Parties [Line Items]
Receivables and other assets		€ 1,000	€ 50,000	[1]	€ 114,000	[1]
Payables and other liabilities		134,000	21,000	[1]	25,000	[1]
Guarantees | $							$ 3
Costs		2,282,000	38,000	[1]	145,000	[1]
Revenues		7,000	16,000	[1]	143,000	[1]
Other operating (expense) income			1,000	[1]			47
Continuing and Discontinued Operation [Member]
Disclosure of Transactions with Related Parties [Line Items]
Receivables and other assets		864,000	910,000		1,095,000
Payables and other liabilities		3,750,000	2,891,000		2,400,000
Guarantees		2,588,000	8,603,000		8,399,000
Costs		8,005,000	9,198,000		8,236,000
Revenues		1,391,000	1,608,000		1,312,000
Other operating (expense) income		319,000	331,000		247,000
Angola lNG supply services llc [Member]
Disclosure of Transactions with Related Parties [Line Items]
Guarantees		177,000
Coral FLNG SA [Member]
Disclosure of Transactions with Related Parties [Line Items]
Receivables and other assets		14,000
Guarantees		1,147,000
Revenues		62,000
Joint ventures and associates [Member]
Disclosure of Transactions with Related Parties [Line Items]
Receivables and other assets		236,000	295,000		458,000
Payables and other liabilities		2,848,000	1,731,000		1,152,000
Guarantees		2,392,000	8,421,000		8,152		8,152
Costs		4,513,000	5,349,000		4,417,000
Revenues		335,000	412,000		317,000
Other operating (expense) income		11,000	28,000		47,000
Joint ventures and associates [Member] | Agiba Petroleum Co [Member]
Disclosure of Transactions with Related Parties [Line Items]
Receivables and other assets		1,000	1,000		1,000
Payables and other liabilities		96,000	83,000		50,000
Costs		156,000	142,000		156,000
Joint ventures and associates [Member] | Coral FLNG SA [Member]
Disclosure of Transactions with Related Parties [Line Items]
Receivables and other assets			20,000
Payables and other liabilities			4,000
Guarantees			1,094,000
Revenues			28,000
Joint ventures and associates [Member] | Gas Distribution Company of Thessaloniki [Member]
Disclosure of Transactions with Related Parties [Line Items]
Receivables and other assets		1,000
Payables and other liabilities		18,000
Costs		51,000
Joint ventures and associates [Member] | Saipem Group [Member]
Disclosure of Transactions with Related Parties [Line Items]
Receivables and other assets		75,000	63,000		64,000
Payables and other liabilities		171,000	76,000		224,000
Guarantees		793,000	7,270,000		8,094,000
Costs		420,000	450,000		781,000
Revenues		30,000	44,000		51,000
Joint ventures and associates [Member] | Karachaganak Petroleum Operating BV [Member]
Disclosure of Transactions with Related Parties [Line Items]
Receivables and other assets		27,000	36,000		47,000
Payables and other liabilities			121,000		187,000
Costs			951,000		918,000
Revenues					27,000
Joint ventures and associates [Member] | Mellitah Oil & Gas BV [Member]
Disclosure of Transactions with Related Parties [Line Items]
Receivables and other assets		1,000	5,000		7,000
Payables and other liabilities			220,000		134,000
Costs			495,000		477,000
Revenues			2,000
Joint ventures and associates [Member] | Petrobel Belayim Petroleum Co [Member]
Disclosure of Transactions with Related Parties [Line Items]
Receivables and other assets		56,000	86,000		225,000
Payables and other liabilities			1,205,000		532,000
Costs			3,168,000		1,940,000
Revenues			8,000		2,000
Joint ventures and associates [Member] | Union Fenosa Gas SA [Member]
Disclosure of Transactions with Related Parties [Line Items]
Receivables and other assets		4,000
Payables and other liabilities		7,000
Guarantees		57,000	57,000		57,000
Costs			3,000
Revenues		123,000	202,000		94,000
Other operating (expense) income		37,000	28,000
Joint ventures and associates [Member] | Var Energi AS [Member]
Disclosure of Transactions with Related Parties [Line Items]
Receivables and other assets		13,000
Payables and other liabilities		100,000
Guarantees		218,000
Joint ventures and associates [Member] | Other [Member]
Disclosure of Transactions with Related Parties [Line Items]
Receivables and other assets	[1]	44,000	84,000
Payables and other liabilities	[1]	25,000	22,000
Guarantees	[1]				1,000
Costs	[1]	104,000	140,000
Revenues	[1]	111,000	128,000
Other operating (expense) income	[1]	(26,000)			47,000
Unconsolidated entities controlled by Eni [Member]
Disclosure of Transactions with Related Parties [Line Items]
Receivables and other assets		6,000	97,000		78,000
Payables and other liabilities		23,000	24,000		17,000
Guarantees		14,000	181,000		246,000		$ 192
Costs		13,000	14,000		8,000
Revenues		7,000	14,000		12,000
Unconsolidated entities controlled by Eni [Member] | Other [Member]
Disclosure of Transactions with Related Parties [Line Items]
Receivables and other assets		93,000	20,000		9,000	[1]
Payables and other liabilities		24,000	23,000		16,000	[1]
Guarantees		196,000	7,000		51,000	[1]
Costs		13,000	14,000		8,000	[1]
Revenues		18,000	7,000		10,000	[1]
Unconsolidated entities controlled by Eni [Member] | Eni BTC Ltd [Member]
Disclosure of Transactions with Related Parties [Line Items]
Guarantees		177,000	169,000		192,000
Unconsolidated entities controlled by Eni [Member] | Industria Siciliana Acido Fosforico - ISAF SPA [Member]
Disclosure of Transactions with Related Parties [Line Items]
Receivables and other assets		87,000	77,000		69,000
Payables and other liabilities		1,000	1,000		1,000
Guarantees		5,000	5,000		3,000
Revenues		11,000	7,000		2,000
Joint ventures and associates And Unconsolidated entities controlled by Eni [Member]
Disclosure of Transactions with Related Parties [Line Items]
Receivables and other assets			392,000		536,000
Payables and other liabilities			1,755,000		1,169,000
Guarantees			8,602,000		8,398,000
Costs			5,363,000		4,425,000
Revenues			426,000		329,000
Other operating (expense) income			28,000		47,000
Joint ventures and associates And Unconsolidated entities controlled by Eni [Member] | Continuing operations [member]
Disclosure of Transactions with Related Parties [Line Items]
Receivables and other assets		329,000
Payables and other liabilities		2,872,000
Guarantees		2,588,000
Costs		4,526,000
Revenues		353,000
Other operating (expense) income		11,000
Entities controlled by the Government [Member]
Disclosure of Transactions with Related Parties [Line Items]
Receivables and other assets		494,000	478,000		383,000
Payables and other liabilities		736,000	989,000		898,000
Guarantees			1,000		1,000
Costs		3,218,000	3,280,000		3,356,000
Revenues		1,000,000	1,139,000		913,000
Other operating (expense) income		308,000	303,000		200,000
Entities controlled by the Government [Member] | Groupement Sonatrach Agip and Organe Conjoint des Operations [Member]
Disclosure of Transactions with Related Parties [Line Items]
Receivables and other assets		40,000	39,000		176,000
Payables and other liabilities		140,000	145,000		331,000
Costs		229,000	530,000		423,000
Revenues		34,000	42,000		70,000
Entities controlled by the Government [Member] | Other [Member]
Disclosure of Transactions with Related Parties [Line Items]
Receivables and other assets		25,000			43,000	[1]
Payables and other liabilities		18,000			24,000	[1]
Costs		34,000			37,000	[1]
Revenues		45,000			68,000	[1]
Entities controlled by the Government [Member] | Enel Group [Member]
Disclosure of Transactions with Related Parties [Line Items]
Receivables and other assets		134,000	123,000		151,000
Payables and other liabilities		151,000	187,000		254,000
Costs		514,000	622,000		808,000
Revenues		118,000	164,000		201,000
Other operating (expense) income		227,000	285,000		182,000
Entities controlled by the Government [Member] | Snam Group [Member]
Disclosure of Transactions with Related Parties [Line Items]
Receivables and other assets		237,000	187,000		54,000
Payables and other liabilities		289,000	351,000		1,000
Guarantees
Costs		1,184,000	1,221,000		4,000
Revenues		109,000	85,000
Other operating (expense) income		(1,000)
Entities controlled by the Government [Member] | Terna Group [Member]
Disclosure of Transactions with Related Parties [Line Items]
Receivables and other assets		26,000	35,000		44,000
Payables and other liabilities		47,000	31,000		541,000
Costs		231,000	212,000		2,032,000
Revenues		150,000	154,000		113,000
Other operating (expense) income		8,000	15,000
Entities controlled by the Government [Member] | GSE - Gestore Servizi Energetici [Member]
Disclosure of Transactions with Related Parties [Line Items]
Receivables and other assets		67,000	69,000		33,000
Payables and other liabilities		85,000	219,000		46,000
Costs		588,000	506,000		232,000
Revenues		555,000	702,000		117,000
Other operating (expense) income		74,000	2,000		13,000
Entities controlled by the Government [Member] | Italgas Group [Member]
Disclosure of Transactions with Related Parties [Line Items]
Receivables and other assets		5,000	14,000		58,000
Payables and other liabilities		146,000	180,000		32,000
Guarantees			1,000
Costs		667,000	681,000		243,000
Revenues		23,000	18,000
Other related parties [member]
Disclosure of Transactions with Related Parties [Line Items]
Receivables and other assets		1,000	1,000
Payables and other liabilities		2,000	2,000		2,000
Costs		32,000	25,000		€ 32,000
Revenues		€ 4,000	€ 1,000

[1]	Each individual amount included herein was lower than €50 million.